Risk management - Spain Real Estate Business (Details) - SPAIN - Construction and property development - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes in property loans
Financial assets at beginning of period	€ 6,472	€ 5,515	€ 7,388
Foreclosed assets	(100)	(27)	(28)
Banco Popular (Perimeter)		2,934
Reductions	(1,267)	(1,620)	(1,415)
Write-off of impaired assets against recorded allowance	(293)	(330)	(430)
Financial assets at end of period	€ 4,812	€ 6,472	€ 5,515